Supplemental Cash Flows Information (Tables)	11 Months Ended
Dec. 29, 2013
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flows Information

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In thousands)
Cash Paid During the Period For:
Interest	$259,335	$42,376	$285,324	$277,954	$268,131
Income taxes	$131,213	$31,912	$327,046	$265,547	$154,527